Severance Indemnities and Pension Plans (Amounts Recognized in Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	¥ (18,183)	¥ 1,557
Prior service cost	(2,845)	(3,072)
Gross amount recognized in Accumulated OCI	(21,028)	(1,515)
Taxes	(36,389)	(41,639)
Net amount recognized in Accumulated OCI	(57,417)	(43,154)
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	47,093	96,807
Prior service cost	(3,742)	(6,167)
Gross amount recognized in Accumulated OCI	43,351	90,640
Taxes	(12,092)	(23,900)
Net amount recognized in Accumulated OCI	31,259	66,740
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(1,070)	3,255
Prior service cost	(1,650)	(1,869)
Gross amount recognized in Accumulated OCI	(2,720)	1,386
Taxes	616	(489)
Net amount recognized in Accumulated OCI	¥ (2,104)	¥ 897